Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Communication Services Portfolio - Select Communication Services Portfolio
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990